Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Line Items]
Deferred Tax Liabilities, Deferred Expense, Deferred Policy Acquisition Cost	$ 5.7	$ 0.0
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Compensation	57.9	91.6
Deferred Tax Assets, Valuation Allowance	946.7	532.3
Deferred Tax Assets, Investment in Subsidiaries	49.0	51.1
Deferred tax liabilities (Note 18)	493.2	512.1
Deferred tax assets (Note 19)	331.1	732.1
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Restructuring Charges	31.4	8.8
Deferred Tax Assets, Inventory	35.4	32.9
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Other	15.8	17.6
Deferred Tax Assets, Operating Loss Carryforwards	1,033.3	1,012.3
Deferred Tax Assets Prepaid Royalties	0.0	6.0
Deferred Tax Assets, Unrealized Losses on Trading Securities	16.7	4.2
Deferred Tax Assets, Goodwill and Intangible Assets	8.5	3.7
Deferred Tax Assets, Other	29.8	36.2
Deferred Tax Assets, Gross	1,277.8	1,264.4
Deferred Tax Liabilities, Property, Plant and Equipment	34.0	20.1
Deferred Tax Liabilities, Unrealized Gains on Trading Securities	0.0	367.8
Deferred Tax Liabilities, Intangible Assets	662.8	770.2
Deferred Tax Liabilities Value of Business Acquired	91.5	0.0
Deferred Tax Liabilities, Investments	0.0	39.2
Deferred Tax Liability, Redemption of Long Term Debt	8.4	10.2
Deferred Tax Liabilities, Other	5.2	20.1
Deferred Tax Liabilities, Gross	807.6	1,227.6
Deferred Tax Liabilities, Net	476.5	495.5
Deferred Tax Assets, Net	$ 16.7	$ 16.8